INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

5.     INTANGIBLE ASSETS, NET

	As of December 31,
	2010	2011
	$	$
Trademarks	25,000	25,000
Software	2,715,608	3,371,959
Less: accumulated amortization	(1,457,238)	(1,946,739)
	1,283,370	1,450,220

Amortization expense was $152,449, $348,650 and $477,043 for the years ended December 31, 2009, 2010 and 2011, respectively. The estimated amortization expense is $483,233, $401,916, $331,687, $173,043 and $60,342 for the years ending December 31, 2012, 2013, 2014, 2015 and 2016, respectively.